Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Balance, trust account	116,726,349
Federal depository insurance coverage amount	250,000	250,000
Cash	47,789	51,438	$ 715,727
Marketable securities	19,535,946	117,422,529	116,726,349
Net tangible assets		5,000,001
Ordinary shares subject to possible redemption amount	$ 19,706,540	$ 117,422,529	$ 116,725,000